Derivative instruments and hedging activities - Volume of derivative activity in statement of financial position (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2016	Mar. 31, 2016
Derivatives, Fair Value [Line Items]
Derivative assets, Notional		¥ 1,461,393	¥ 1,340,868
Derivative assets, Fair value		33,017	37,697
Derivative liabilities, Notional	[1]	1,431,881	1,353,159
Derivative liabilities, Fair value	[1]	32,769	37,503
Derivatives used for trading and non-trading purposes [Member]
Derivatives, Fair Value [Line Items]
Derivative assets, Notional	[2],[3]	1,459,704	1,339,108
Derivative assets, Fair value	[2],[3]	32,959	37,630
Derivative liabilities, Notional	[1],[2],[3]	1,431,795	1,353,020
Derivative liabilities, Fair value	[1],[2],[3]	32,768	37,499
Derivatives used for trading and non-trading purposes [Member] | Equity contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative assets, Notional	[2],[3]	14,480	17,460
Derivative assets, Fair value	[2],[3]	1,071	1,285
Derivative liabilities, Notional	[1],[2],[3]	14,925	17,019
Derivative liabilities, Fair value	[1],[2],[3]	1,285	1,541
Derivatives used for trading and non-trading purposes [Member] | Interest rate contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative assets, Notional	[2],[3]	1,262,181	1,121,588
Derivative assets, Fair value	[2],[3]	26,066	28,765
Derivative liabilities, Notional	[1],[2],[3]	1,234,443	1,134,813
Derivative liabilities, Fair value	[1],[2],[3]	25,685	28,494
Derivatives used for trading and non-trading purposes [Member] | Credit contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative assets, Notional	[2],[3]	19,793	23,802
Derivative assets, Fair value	[2],[3]	510	679
Derivative liabilities, Notional	[1],[2],[3]	19,090	23,460
Derivative liabilities, Fair value	[1],[2],[3]	603	806
Derivatives used for trading and non-trading purposes [Member] | Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative assets, Notional	[2],[3]	163,160	174,061
Derivative assets, Fair value	[2],[3]	5,310	6,900
Derivative liabilities, Notional	[1],[2],[3]	160,367	169,504
Derivative liabilities, Fair value	[1],[2],[3]	5,194	6,650
Derivatives used for trading and non-trading purposes [Member] | Commodity contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative assets, Notional	[2],[3]	90	2,197
Derivative assets, Fair value	[2],[3]	2	1
Derivative liabilities, Notional	[1],[2],[3]	2,970	8,224
Derivative liabilities, Fair value	[1],[2],[3]	1	8
Derivatives designated as hedging instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative assets, Notional		1,689	1,760
Derivative assets, Fair value		58	67
Derivative liabilities, Notional	[1]	86	139
Derivative liabilities, Fair value	[1]	1	4
Derivatives designated as hedging instruments [Member] | Interest rate contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative assets, Notional		1,409	1,506
Derivative assets, Fair value		53	60
Derivative liabilities, Notional
Derivative liabilities, Fair value
Derivatives designated as hedging instruments [Member] | Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative assets, Notional		280	254
Derivative assets, Fair value		5	7
Derivative liabilities, Notional	[1]	86	139
Derivative liabilities, Fair value	[1]	¥ 1	¥ 4

[1]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[2]	As of March 31, 2016 and September 30, 2016, the amounts reported include derivatives used for non-trading purposes which are not designated as fair value or net investment hedges. These amounts have not been separately presented since such amounts were not significant.
[3]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.